Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount
Income before provision for income tax expense									$ 12,382	$ 11,316	$ 11,032
Tax at statutory federal income tax rate									2,600	3,847	3,751
Tax Cuts and Jobs Act									(343)	3,139	0
State restructuring									(143)	966	0
Tax-exempt income, net									(432)	(394)	(314)
State income tax, net of federal tax benefit									0	323	290
Other, net									(14)	21	23
Income Tax Expense (Benefit), Total	$ 586	$ 446	$ 225	$ 411	$ 4,979	$ 847	$ 983	$ 1,093	$ 1,668	$ 7,902	$ 3,750
Effective Income Tax Rate Reconciliation, Percent
Tax at statutory federal income tax rate (as a percent)									21.00%	34.00%	34.00%
Tax Cuts and Jobs Act (as a percent)									(2.77%)	27.74%	0.00%
State restructuring (as a percent)									(1.16%)	8.54%	0.00%
Tax-exempt income, net (as a percent)									(3.49%)	(3.48%)	(2.85%)
State income tax, net of federal tax benefit (as a percent)									0.00%	2.85%	2.63%
Other, net (as a percent)									(0.11%)	0.18%	0.21%
Provision for income tax expense (as a percent)									13.47%	69.83%	33.99%